SIGNIFICANT ACCOUNTING POLICIES (Schedule of Company's Revenue by Category) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue		$ 591,710	$ 502,917	$ 464,431
Saas [Member]
Disaggregation of Revenue [Line Items]
Revenue		166,361	69,303	24,305
Self-hosted subscription (Member)
Disaggregation of Revenue [Line Items]
Revenue	[1]	114,288	65,325	32,120
Perpetual License [Member]
Disaggregation of Revenue [Line Items]
Revenue		49,964	115,738	176,061
Maintenance and support [Member]
Disaggregation of Revenue [Line Items]
Revenue		217,695	214,036	190,897
Professional services [Member]
Disaggregation of Revenue [Line Items]
Revenue		$ 43,402	$ 38,515	$ 41,048

[1]	Self-hosted subscription also includes maintenance associated with self-hosted subscriptions.